Income Taxes (Details) $ in Millions	3 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 USD ($)
Income Taxes [Line Items]
Statutory tax rate			21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Net operating loss carry forward offset			80.00%	80.00%		80.00%	80.00%
Net operating loss carry forwards	$ 10,978,631		$ 10,978,631			$ 8,767,393		$ 5,507,673
Taxable income (in Dollars)
Nevada [Member]
Income Taxes [Line Items]
Statutory tax rate			21.00%	21.00%
Subject to state income tax rate			0.00%	0.00%		0.00%	0.00%
China [Member]
Income Taxes [Line Items]
Statutory tax rate			25.00%	25.00%		25.00%	25.00%
Net operating loss carry forwards	4,576,202		$ 4,576,202			$ 3,817,009		1,821,045
Taiwan [Member]
Income Taxes [Line Items]
Statutory tax rate			20.00%	20.00%		20.00%	20.00%
Net operating loss carry forwards	4,688,353		$ 4,688,353			$ 4,200,888		3,290,193
Hong Kong [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	4,956		$ 4,956			$ 5,014		3,994
Income tax rate			8.25%	8.25%		8.25%	8.25%
Taxable income (in Dollars)				$ 2.0			$ 2.0
Taxable income rate			16.50%	16.50%		16.50%	16.50%
Corporate income tax rate			8.25%	8.25%		8.25%	8.25%
Corporate income tax
U.S. [Member]
Income Taxes [Line Items]
Statutory tax rate						21.00%	21.00%
Net operating loss carry forwards	$ 1,709,120		$ 1,709,120			$ 744,480		$ 392,441